Loss Per Shares	12 Months Ended
Jun. 30, 2023
Loss Per Shares [Abstract]
Loss per shares

Note 14 – Loss per shares

The Company computes loss per share of Class A ordinary shares and Class B ordinary shares using the two-class method. The rights, including the liquidation and dividend rights, of the holders of Class A ordinary shares and Class B ordinary shares are identical.  As a result, the undistributed earnings (loss) for each year are allocated based on the contractual participation rights of the Class A ordinary shares and Class B ordinary shares as if the earnings for the year had been distributed. As the liquidation and dividend rights are identical, the undistributed loss are allocated on a proportionate basis.

The following tables set forth the computation of basic and diluted loss per share of Class A ordinary shares and Class B ordinary shares:

	For the Year Ended June 30, 2023		For the Year Ended June 30, 2022	For the Year Ended June 30, 2021
	Class A Ordinary Shares	Class B Ordinary Shares	Class A Ordinary Shares	Class A Ordinary Shares
Basic and diluted loss per share:
Numerator
Allocation of undistributed loss	$(36,519,400)	$(1,330,265)	$(77,208,118)	$(8,238,513)
Denominator
Number of shares used in per share computation	8,845,046	322,192	3,880,561	1,702,387
Basic and diluted loss per share	$(4.13)	$(4.13)	$(19.90)	$(4.84)

For the years ended June 30, 2023, 2022 and 2021, the Company had dilutive securities from the outstanding warrants that are convertible into 3,224,983, 1,856,945 and 641,157 of the Company’s Class A ordinary shares, respectively, were not included in the computation of dilutive loss per share because the inclusion of such warrants would be anti-dilutive.